33. Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share attributed to the Company' shareholders (in R$ per share)
Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing income attributable to shareholders of the Company by the weighted average number of shares issued during the period.

	2018	2017	2016

Income attributable to shareholders of the Company	2,545,101	1,234,507	750,427

Weighted average number of common shares issued (thousands)	2,420,172	2,420,016	2,420,237

Basic earnings per share (expressed in R$),	1.05	0.51	0.31

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume the conversion of all dilutive potential shares.

	2018	2017	2016

Income attributable to shareholders of the Company	2,545,101	1,234,507	750,427

Weighted average number of common shares issued (thousands)	2,421,075	2,421,072	2,420,241

Diluted earnings per share (expressed in R$)	1.05	0.51	0.31

The calculation of the diluted earnings per share considered 903 thousand shares (1,056 and 4,53 thousand shares in 2017 and 2016, respectively) related to the granting of Plan 2011-2013, and granting of the 2014-2016 Plan, as mentioned in Note 25.